INCOME TAXES - (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
INCOME TAXES
Income tax provision (in Percent)	(2.10%)	0.00%	(3.10%)	0.00%	0.00%
Statutory tax rate (as a percent)			21.00%		21.00%